LEASE - Summary of Supplemental cash flow information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASE
Cash payments for operating leases	¥ 10,294,477	$ 1,410,338	¥ 16,620,421	¥ 15,480,126
Operating ROU assets obtained in exchange for new operating lease liabilities	2,839,604	389,024	512,608	5,068,377
Operating ROU assets released in exchange for operating lease liabilities	¥ 266,929	$ 36,569	¥ 23,300,165	¥ 2,023,201